Intangible Assets	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Blade Urban Air Mobility [Member]
Intangible Assets

Note 4 – Intangible Assets

Purchase of Customer List – Underhill

On March 8, 2019, the Company purchased a customer list from Underhill Holdings, LLC, doing business as Fly the Whale, a seaplane operator that previously competed with Blade on one route between Manhattan and Long Island (“Underhill”). Underhill agreed to refrain from marketing its by-the-seat services to the customer names sold to Blade and refrain from offering by-the-seat services that are competitive with Blade. The Company paid Underhill $250 in cash for this customer list. Blade is amortizing the customer list using the straight-line method over its estimated useful life of five years. Blade has other pre-existing arrangements with Underhill, including capacity agreements for the utilization of certain amphibious seaplane and helicopter operator activities (See Note 9).

Purchase of Blade Domain

On December 16, 2020, the Company purchased the website domain “Blade.com” for $503 in cash. Blade has recorded the purchase of the domain as an indefinite lived intangible asset, subject to impairment testing at least annually. As of March 31, 2021, the Company did not deem impairment of its website domain necessary.

Intangible Assets

The following table presents information about the Company’s intangible assets at:

		March 31, 2021			September 30, 2020
		Gross			Gross
		Carrying	Accumulated		Carrying	Accumulated
		Amount	Amortization	Net	Amount	Amortization	Net
Intangible assets	Estimated useful life
Customer list	5 years	$942	$(507)	$435	$942	$(414)	$528
Domain name	Indefinite	503	—	503	—	—	—
Trademarks	10 years	6	(2)	4	6	(1)	5
Total		$1,451	$(509)	$942	$948	$(415)	$533

For the three months ended March 31, 2021 and 2020 amortization of its finite-lived intangible assets were $47 and $48, respectively. For the six months ended March 31, 2021 and 2020 amortization of its finite-lived intangible assets were $94 and $94, respectively.

Note 5 — Intangible Assets

Purchase of Customer List — SAFE

On May 7, 2018, the Company entered into an asset purchase agreement with (Sound Aircraft Flight Enterprises, Inc.) (“SAFE”), (“SAFE APA”). SAFE is a travel flight handler and under the SAFE APA, SAFE would sell seats on flights arranged by Blade only. Pursuant to the SAFE APA, Blade purchased SAFE’s complete customer list, including names, contact information and customer flight histories. As consideration for the sale, assignment, transfer, conveyance, and delivery of the Assets to the Company, the Company agreed to pay SAFE $175 in cash consideration, which was paid in full on the closing date. As additional consideration the Company agreed to pay SAFE 10% of revenues (excluding taxes collected) received by the Company for flights originated from the purchased customer list during the period May 7, 2018 through May 10, 2020.

The Company recorded the acquisition of the customer list from SAFE as follows:

Cash consideration	$175
Estimate of future commission liability of $543, net of discount of $26	517
Total value of customer list acquired	$692

The Company estimated the future commissions based upon a projection of revenues, at a commission rate of 10%, discounted at a rate of 5.0%. The 5.0% discount rate was based on the Company’s estimated incremental borrowing rate for similar unsecured borrowings. The Company re-valued the commission liability at the end of each reporting period to determine its new discounted fair value and amortized the liability using the effective interest method.

During the years ended September 30, 2020 and 2019, the Company paid $74 and $469 in commissions, respectively. During the years ended September 30, 2020 and 2019, the Company recorded accretion of $1 and $15, respectively, which was charged to interest expense on the Company’s consolidated statements of operations. As of September 30, 2020 and 2019, the fair value of the estimate of future commission liability was $0 and $73, respectively.

Purchase of Customer List — Underhill

On March 8, 2019, the Company purchased a customer list from Underhill Holdings, LLC, doing business as Fly the Whale, a seaplane operator that previously competed with Blade on one route between Manhattan and Long Island (“Underhill”). Underhill agreed to refrain from marketing its by-the-seat services to the customer names sold to Blade and refrain from offering by-the-seat services that are competitive with Blade. The Company paid Underhill $250 in cash, for this customer list. Blade is amortizing the customer list using the straight-line method over its estimated useful life of five years. Blade has other pre-existing arrangements with Underhill, including capacity agreements for the utilization of certain amphibious seaplane and helicopter operator activities (See Note 11).

Intangible Assets Recorded

The following table presents information about the Company’s intangible assets as of September 30:

		2020			2019
		Gross			Gross
	Estimated	Carrying	Accumulated		Carrying	Accumulated
Finite-lived intangible assets	useful life	Amount	Amortization	Net	Amount	Amortization	Net
Customer list	5 years	$942	$(414)	$528	$942	$(224)	$718
Trademarks	10 years	6	(1)	5	6	(1)	5
Total		$948	$(415)	$533	$948	$(225)	$723

For the years ended September 30, 2020 and 2019 amortization of its finite-lived intangible assets were $190 and $183, respectively.